Accrued liabilities and other payables	12 Months Ended
Dec. 31, 2025
Miscellaneous current liabilities [abstract]
Accrued liabilities and other payables

8.       Accrued liabilities and other payables

Accrued liabilities and other payables in the consolidated statement of financial position are analyzed as follows:

	December 31,
	2025	2024
Accrued audit fees	74	77
Other accruals	553	1,834
Insurance deductibles	112	86
Other payables	174	159
Total	913	2,156

Other payables are non-interest bearing.